Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	2.98%	7.55%	10.68%	(8.72%)	4.26%	8.95%	7.82%	0.14%	5.92%	17.71%
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	4.63%	5.54%	5.64%	1.14%	0.36%	1.49%
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.16%	(0.85%)	9.79%	(6.39%)
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.19%	23.05%	23.03%	(18.75%)